Financial assets and liabilities - Changes in Level 3 assets and liabilities - (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	$ 92,007
Financial assets at end of period	96,716
Financial liabilities at beginning of period	57,186
Financial liabilities at end of period	54,357
Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	18
Gain and losses recognized in income statement	(4)
Translation adjustments	1
Financial assets at end of period	15
Financial liabilities at beginning of period	19
Gain and losses recognized in income statement	(13)
Financial liabilities at end of period	$ 6